Leases (Details)	Dec. 31, 2023
Minimum [Member]
Leases (Details) [Line Items]
Prepaid land lease term	26 years
Lease term	5 years
Maximum [Member]
Leases (Details) [Line Items]
Prepaid land lease term	30 years
Lease term	10 years